27. EMPLOYEE BENEFITS (Details 8)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Plan covering 35% of the average salary | Male
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	18	21
Average life expectancy in years of employees who are 40 (in years)	40	43
Plan covering 35% of the average salary | Female
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	18	23
Average life expectancy in years of employees who are 40 (in years)	40	47
Average salary supplementation plan | Male
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	18.74	20.45
Average life expectancy in years of employees who are 40 (in years)	40.6	42.69
Average salary supplementation plan | Female
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	22.23	23.02
Average life expectancy in years of employees who are 40 (in years)	45.37	46.29
Milenio Plan | Male
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	21	21
Average life expectancy in years of employees who are 40 (in years)	43	43
Milenio Plan | Female
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	23	23
Average life expectancy in years of employees who are 40 (in years)	47	47